Fair Value Measurements - Summary Of Fair Value Assets Measured On Recurring Basis (Detail) - Fair Value, Recurring [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Time deposits	¥ 2,616,468	¥ 3,291,977
Financial assets fair value	2,869,681	3,561,977
Wealth Management Products
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets fair value	253,213	270,000
Long Term Investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Time deposits	35,000
Financial assets fair value	35,000
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Time deposits	0	0
Financial assets fair value	0	0
Fair Value, Inputs, Level 1 [Member] | Wealth Management Products
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets fair value	0	0
Fair Value, Inputs, Level 1 [Member] | Long Term Investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Time deposits	0
Financial assets fair value	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Time deposits	2,616,468	3,291,977
Financial assets fair value	2,869,681	3,561,977
Fair Value, Inputs, Level 2 [Member] | Wealth Management Products
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets fair value	253,213	270,000
Fair Value, Inputs, Level 2 [Member] | Long Term Investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Time deposits	35,000
Financial assets fair value	35,000
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Time deposits	0	0
Financial assets fair value	0	0
Fair Value, Inputs, Level 3 [Member] | Wealth Management Products
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets fair value	0	¥ 0
Fair Value, Inputs, Level 3 [Member] | Long Term Investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Time deposits	0
Financial assets fair value	¥ 0